SHARE-BASED PAYMENTS - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	1.39%
Expected volatility	40.79%
Expected life of options in years | Year	2.46
Weighted average fair value of options granted | $ / shares	$ 4.37
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	1.67%
Expected volatility	44.75%
Expected life of options in years | Year	6
Weighted average fair value of options granted | $ / shares	$ 8.95